Other Non-current Assets - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Restricted cash	$ 1,327	$ 1,400
Deferred financing costs	2,133	1,142
Deferred tax asset	533	377
Intangible assets		8
Other Non-current assets	$ 3,993	$ 2,927